Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Benefits to key management personnel
For the year ended December 31
2017	2016
$ millions	$ millions

Short-term benefits	8	8
Post-employment benefits	1	1
Share-based payments	4	2

Total *	13	11

* To interested parties employed by the Company	4	3
* To interested parties not employed by the Company	1	2

Transactions with related and interested parties

D. Transactions with related and interested parties

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Sales	6	35	32
Cost of sales	97	113	127
Selling, transport and marketing expenses	8	7	9
Financing expenses (income), net	(9)	-	22
Management fees to the parent company	1	1	2

Balances with interested parties	E. Balances with interested parties Composition:
As at December 31
2017	2016
$ millions	$ millions

Other current assets	38	8

Other current liabilities	191	20